Share capital (Details Textual)	1 Months Ended			12 Months Ended
	Feb. 14, 2018 CAD ($)	Jan. 31, 2018	Feb. 20, 2017 USD ($)	Dec. 31, 2017 CAD ($) Number shares	Dec. 31, 2017 USD ($) Number shares	Dec. 31, 2016 CAD ($) Number	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 CAD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013
Disclosure of share capital [Line Items]
Number of shares authorised | shares				100,000,000	100,000,000
Number of share options granted in share-based payment arrangement | Number				2,400,000	2,400,000
Weighted average exercise price of share options granted in share-based payment arrangement				$ 0.23
Adjustments for share-based payments				308,803		$ 100,693		$ 80,248
Weighted average exercise price of share options exercised in share-based payment arrangement						0.26
Increase (decrease) through share-based payment transactions, equity				$ 308,803		$ 100,693		$ 80,248
Number of share options expired in share-based payment arrangement | Number				(2,255,000)	(2,255,000)	(1,122,500)	(1,122,500)
Minco Silver Corp [Member]
Disclosure of share capital [Line Items]
Description of maximum term of options granted for share-based payment arrangement			18-month	18	18
Number of share options granted in share-based payment arrangement	1,968,000			4,000,000	4,000,000	(614,995)	(614,995)
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.69			$ 1.4
Weighted average exercise price of share options exercised in share-based payment arrangement				$ 0.44	$ 1.32	$ 0.59	$ 1.27		$ 0
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets					$ 568,722		15,864
Maximum percent of issued and outstanding common shares to be grant as share based payments				15.00%	15.00%
Increase (decrease) through share-based payment transactions, equity					$ 2,712,629
Expense from share-based payment transactions with employees					2,168,089		183,278		135,634
share-based compensation expense capitalized					$ 544,540		73,649		64,692
Number of share options expired in share-based payment arrangement | Number				(1,415,000)	(1,415,000)
Minco Silver Corp [Member] | Subsequent [Member]
Disclosure of share capital [Line Items]
Number of share options expired in share-based payment arrangement		812,000
Stock Option Plan [Member]
Disclosure of share capital [Line Items]
Number of share options granted in share-based payment arrangement				2,400,000	2,400,000
Number of shares reserved for issue under options and contracts for sale of shares | shares				10,152,976	10,152,976
Stock Option Plan [Member] | Bottom of range [member]
Disclosure of share capital [Line Items]
Weighted average exercise price of share options granted in share-based payment arrangement				$ 0.19
Stock Option Plan [Member] | Top of range [member]
Disclosure of share capital [Line Items]
Weighted average exercise price of share options granted in share-based payment arrangement				$ 0.24
Stock Option Plan [Member] | Minco Silver Corp [Member]
Disclosure of share capital [Line Items]
Number of share options granted in share-based payment arrangement			4,000,000
Weighted average exercise price of share options granted in share-based payment arrangement			$ 1.40
Performance share units [Member] | Minco Silver Corp [Member]
Disclosure of share capital [Line Items]
Increase (decrease) through share-based payment transactions, equity					$ 225,420		0		0
Expense from share-based payment transactions with employees					77,770		0		0
share-based compensation expense capitalized					$ 147,650		$ 0		$ 0
Number of other equity instruments granted in share-based payment arrangement				1,000,000	1,000,000					735,000
Description of vesting requirements for share-based payment arrangement				the Company granted 1,000,000 PSUs to employees and consultants of the Company, whereby 50% of these PSU vest upon the receipt of the final approval for the Environmental Impact Assessment (EIA) report for the Fuwan Silver Project,	the Company granted 1,000,000 PSUs to employees and consultants of the Company, whereby 50% of these PSU vest upon the receipt of the final approval for the Environmental Impact Assessment (EIA) report for the Fuwan Silver Project,
Number of other equity instruments expired in share-based payment arrangement				735,000	735,000